Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization and Nature of Operations
Organization and Nature of Operations. Kaiser Aluminum Corporation (together with its subsidiaries, unless the context otherwise requires, the “Company”) specializes in the production of semi-fabricated specialty aluminum products, with its operations consisting of one reportable segment in the aluminum industry, referred to herein as Fabricated Products. The Company also owns a non-controlling interest in a secondary aluminum facility. See Note 13 for additional information regarding the Company’s reportable segment and its other business units, referred to herein as All Other

Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, these financial statements do not include all of the disclosures required by US GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements furnished herein include all adjustments (all of which are of a normal recurring nature unless otherwise noted) necessary to present fairly the results for the interim periods presented. Intercompany balances and transactions are eliminated. The consolidated financial statements include the results of manufacturing facilities acquired by the Company from the effective date of each acquisition.
The Company has suspended the use of the equity method of accounting with respect to its 49% non-controlling interest in Anglesey Aluminium Limited ("Anglesey"). As a result, the Company did not record equity in income from Anglesey for any of the periods presented herein. The carrying amount of the Company’s investment in Anglesey was zero at both March 31, 2012 and December 31, 2011. The Company does not anticipate resuming the use of the equity method of accounting with respect to its investment in Anglesey during the next 12 months. See Note 3 of Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2010 for additional details on our investment in Anglesey and the suspension of equity method of accounting with respect to our ownership in Anglesey.

Use of Estimates in the Preparation of Financial Statements
 Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in accordance with US GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions, which could have a material effect on the reported amounts of the Company’s consolidated financial position and results of operations.

Recognition of Sales
  Recognition of Sales. Sales are generally recognized on a gross basis when title, ownership and risk of loss pass to the buyer and collectability is reasonably assured. A provision for estimated sales returns from, and allowances to, customers is made in the same period as the related revenues are recognized, based on historical experience or the specific identification of an event necessitating a reserve.
From time to time, in the ordinary course of business, the Company may enter into agreements with customers in which the Company, in return for a fee, agrees to reserve certain amounts of its existing production capacity for the customer, defer an existing customer purchase commitment into future periods and reserve certain amounts of its expected production capacity in those periods for the customer, or cancel or reduce existing commitments under existing contracts. These agreements may have terms or impact periods exceeding one year.
Certain of the capacity reservation and commitment deferral agreements provide for periodic, such as quarterly or annual, billing for the duration of the contract. For capacity reservation agreements, the Company recognizes revenue ratably over the period of the capacity reservation. Accordingly, the Company may recognize revenue prior to billing reservation fees. Unbilled receivables are included within Trade receivables on the Company’s Consolidated Balance Sheets (see Note 2). For commitment deferral agreements, the Company recognizes revenue upon the earlier occurrence of the related sale of product or the end of the commitment period. In connection with other agreements, the Company may collect funds from customers in advance of the periods for which (i) the production capacity is reserved, (ii) commitments are deferred, (iii) commitments are reduced or (iv) performance is completed, in which event the recognition of revenue is deferred until the fee is earned. Any unearned fees are included within Other accrued liabilities or Long-term liabilities, as appropriate, on the Company’s Consolidated Balance Sheets (see Note 2).

Stock-Based Compensation
  Stock-Based Compensation. Stock-based compensation in the form of service-based awards is provided to executive officers, certain employees and directors, and is accounted for at fair value. The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award and the number of awards expected to ultimately vest. The cost of an award is generally recognized as an expense over the requisite service period of the award on a straight-line basis unless the award is deemed to no longer be subject to a substantial risk of forfeiture for tax purposes and deemed to be income earned by the participant despite the underlying share remaining unvested. The Company has elected to amortize compensation expense for equity awards with graded vesting using the straight-line method (see Note 8).
The Company also grants performance-based awards to executive officers and other key employees. These awards are subject to performance requirements pertaining to the Company’s economic value added (“EVA”) performance, measured over specified three year performance periods. EVA is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, as defined in the Company’s annual long-term incentive (“LTI”) programs. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. The fair value of performance-based awards is measured based on the most probable outcome of the performance condition, which is estimated quarterly using the Company’s forecast and actual results. The Company expenses the fair value, after assuming an estimated forfeiture rate, over the specified three-year performance periods on a ratable basis (see Note 8).

Inventories
 Inventories. Inventories are stated at the lower of cost or market value. Finished products, work-in-process and raw material inventories are stated on the last-in, first-out (“LIFO”) basis. The Company recorded net non-cash LIFO (benefit) charge of approximately $(2.9) and $14.9 during the quarters ended March 31, 2012 and March 31, 2011, respectively. These amounts are primarily a result of changes in metal prices and changes in inventory volumes. The excess of current cost over the stated LIFO value of inventory at March 31, 2012 and December 31, 2011 was $26.4 and $29.4, respectively. Other inventories, principally operating supplies and repair and maintenance parts, are stated at average cost. Inventory costs consist of material, labor and manufacturing overhead, including depreciation. Abnormal costs, such as idle facility expenses, freight, handling costs and spoilage, are accounted for as current period charges. All of the Company’s inventories at March 31, 2012 and December 31, 2011 were included in the Fabricated Products segment (see Note 2 for the components of inventories).

Property, Plant and Equipment - Net
   Property, Plant, and Equipment – Net. Property, plant and equipment is recorded at cost (see Note 2). Construction in progress is included within Property, plant, and equipment – net in the Consolidated Balance Sheets. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. The aggregate amount of interest capitalized is limited to the interest expense incurred in the period. The amount of interest expense capitalized as construction in progress was $0.6 and $0.2 during the quarters ended March 31, 2012 and March 31, 2011, respectively.
Depreciation is computed using the straight-line method at rates based on the estimated useful lives of the various classes of assets. Capital lease assets and leasehold improvements are depreciated on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. Depreciation expense is not included in Cost of products sold, excluding depreciation, amortization and other items, but is included in Depreciation and amortization on the Statements of Consolidated Income. For the quarters ended March 31, 2012 and March 31, 2011, the Company recorded depreciation expense of $5.8 and $5.6, respectively, relating to the Company’s operating facilities in its Fabricated Products segment. An immaterial amount of depreciation expense was also recorded relating to the Company’s Corporate and Other business unit for all periods presented in this Report.

Property, Plant and Equipment, Impairment
Property, plant and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or group of assets may not be recoverable. The Company regularly assesses whether events and circumstances with the potential to trigger impairment have occurred and relies on a number of factors, including operating results, business plans, economic projections, and anticipated future cash flow, to make such assessments. The Company uses an estimate of the future undiscounted cash flows of the related asset or asset group over the estimated remaining life of such asset(s) in measuring whether the asset(s) are recoverable. Measurement of the amount of impairment, if any, is based on the difference between the carrying value of the asset(s) and the estimated fair value of such asset(s). Fair value is determined through a series of standard valuation techniques. See “Fair Values of Non-financial Assets and Liabilities” in Note 11 for additional information regarding fair value assessments relating to certain property, plant and equipment.
Property, plant and equipment held for future development are presented as idled assets. Such assets are evaluated for impairment on a held-and-used basis. Depreciation expense is not adjusted when assets are temporarily idled.

Goodwill and Intangible Assets
Goodwill and Intangible Assets. Goodwill is tested for impairment on an annual basis during the fourth quarter as well as on an interim basis, as warranted, at the time of relevant events and changes in circumstances. Intangible assets with definite lives are initially recognized at fair value and subsequently amortized over the estimated useful lives to reflect the pattern in which the economic benefits of the intangible assets are consumed. In the event the pattern cannot be reliably determined, the Company uses a straight-line amortization method. Whenever events or changes in circumstances indicate that the carrying amount of the intangible assets may not be recoverable, the intangible assets are reviewed for impairment.

Conditional Asset Retirement Obligations
Conditional Asset Retirement Obligations (“CAROs”). The Company has CAROs at several of its fabricated products facilities. The vast majority of such CAROs consist of incremental costs that would be associated with the removal and disposal of asbestos (all of which is believed to be fully contained and encapsulated within walls, floors, roofs, ceilings or piping) at certain of the Company's older facilities; if such facilities were to undergo major renovation or be demolished. The Company estimates incremental costs for special handling, removal and disposal costs of materials that may or will give rise to CAROs and then discounts the expected costs back to the current year using a credit-adjusted, risk-free rate. The Company recognizes liabilities and costs for CAROs even if it is unclear when or if CAROs will be triggered. When it is unclear when or if CAROs will be triggered, the Company uses probability weighting for possible timing scenarios to determine the probability-weighted amounts that should be recognized in the Company's consolidated financial statements (see Note 11).

Self Insurance of Employee Health and Workers' Compensation Liabilities
Self Insurance of Employee Health and Workers’ Compensation Liabilities. The Company is primarily self-insured for group health insurance and workers’ compensation benefits provided to employees. The Company purchases stop-loss insurance to protect against annual health insurance claims at both the individual and aggregate level. Self insurance liabilities are estimated for claims incurred-but-not-paid based on judgment, using the Company’s historical claim data and information and analysis provided by actuarial and claim advisors, our insurance carriers and other professionals. The Company accounts for accrued liability relating to workers’ compensation claims on a discounted basis. The undiscounted workers’ compensation liabilities were $24.2 and $24.3 at March 31, 2012 and December 31, 2011, respectively, and a discount rate of 1% was used on both dates to estimate discounted liabilities. The accrued liability for health insurance and workers’ compensation claims is included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).

Environmental Contingencies
Environmental Contingencies. With respect to environmental loss contingencies, the Company records a loss contingency whenever a contingency is probable and reasonably estimable. Accruals for estimated losses from environmental remediation obligations are generally recognized no later than the completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Accruals for expected environmental costs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2). Environmental expense relating to continuing operations is included in Cost of products sold, excluding depreciation, amortization and other items in the Statement of Consolidated Income. Environmental expense relating to non-operating locations is included in Selling, administrative, research and development, and general in the Statement of Consolidated Income.

Derivative Financial Instruments
Derivative Financial Instruments. Hedging transactions using derivative financial instruments are primarily designed to mitigate the Company’s exposure to changes in prices for certain of the products which the Company sells and consumes and, to a lesser extent, to mitigate the Company’s exposure to changes in foreign currency exchange rates. From time to time, the Company also enters into hedging arrangements in connection with financing transactions to mitigate financial risks.
The Company does not utilize derivative financial instruments for trading or other speculative purposes. The Company’s derivative activities are initiated within guidelines established by management and approved by the Company’s Board of Directors. Hedging transactions are executed centrally on behalf of all of the Company’s business units to minimize transaction costs, monitor consolidated net exposures and allow for increased responsiveness to changes in market factors.
The Company recognizes all derivative instruments as assets or liabilities in its Consolidated Balance Sheets and measures these instruments at fair value by “marking-to-market” all of its hedging positions at each period-end (see Note 11). Because the Company does not meet the documentation requirements for hedge (deferral) accounting, unrealized and realized gains and losses associated with hedges of operational risks are reflected as a reduction or increase in Cost of products sold, excluding depreciation, amortization and other items. Unrealized and realized gains and losses relating to hedges of financing transactions are reflected as a component of Other income (expense), net (see Note 15). See Note 10 for additional information about realized and unrealized gains and losses relating to the Company’s derivative financial instruments.

Fair Value Measurement
Fair Value Measurement. The Company applies the provisions of Accounting Standards Update (“ASU”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring the fair value of its derivative contracts, plan assets invested by certain of the Company's employee benefit plans and its cash convertible senior notes (see Note 11).

Earnings Per Share
Earnings per Share. Basic earnings per share is computed by dividing earnings by the weighted-average number of common shares outstanding during the applicable period. The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The shares owned by a voluntary employee's beneficiary association (“VEBA”) for the benefit of certain union retirees, their surviving spouses and eligible dependents (the “Union VEBA”) that are subject to transfer restrictions, while treated in the Consolidated Balance Sheets as being similar to treasury stock (i.e., as a reduction in Stockholders' equity), are included in the computation of basic weighted-average number of common shares outstanding because such shares were irrevocably issued and have full dividend and voting rights. Diluted earnings per share is calculated under the treasury stock method (see Note 12).

Concentration of Credit Risk
Concentration of Credit Risk. Financial arrangements which potentially subject the Company to concentrations of credit risk consist of metal, currency, electricity and natural gas derivative contracts, certain cash-settled call options that the Company purchased in March 2010 (the “Call Options”) (see Note 3), and arrangements related to the Company’s cash equivalents. If the market value of the Company’s net commodity and currency derivative positions with certain counterparties exceeds the applicable threshold, if any, the counterparty is required to transfer cash collateral in excess of the threshold to the Company. Conversely, if the market value of these net derivative positions falls below a specified threshold, the Company is required to transfer cash collateral below the threshold to certain counterparties. At both March 31, 2012 and December 31, 2011, the Company had no margin deposits with or from its counterparties.
The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts used in hedging activities as well as failure of counterparties to return cash collateral previously transferred to the counterparties. The counterparties to the Company’s derivative contracts are major financial institutions, and the Company does not expect nonperformance by any of its counterparties.
The Company places its cash in bank deposits and money market funds with high credit quality financial institutions which invest primarily in commercial paper and time deposits of prime quality, short-term repurchase agreements, and U.S. government agency notes. The Company has not experienced losses on its temporary cash investments.

New Accounting Pronouncements
New Accounting Pronouncements. ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), was issued in November 2011. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to adopt ASU 2011-11 for reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on its financial statements.